Financial Risk Management and Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Risk Management and Financial Instruments
Note 20—Financial Risk Management and Financial Instruments
Financial assets and financial liabilities comprise the following:

	2020	2019
	(EUR’000)
Financial assets
Trade receivables	387	804
Other receivables	2,251	1,463
Marketable securities	249,558	—
Cash and cash equivalents	584,517	598,106

Financial assets measured at amortized cost	836,713	600,373

Financial liabilities
Lease liabilities	91,975	36,619
Trade payables and accrued expenses	21,897	27,765

Financial liabilities measured at amortized cost	113,872	64,384

Marketable Securities
Marketable securities are measured at amortized cost, and fair values are determined based on quoted market prices (Level 1 in the fair value hierarchy). The composition of the portfolio and its fair values are specified in the following table (the Company did not hold any marketable securities at December 31, 2019):

	Carrying amount	Fair value
	(EUR’000)
December 31, 2020
Marketable securities
U.S. Treasury bills	46,243	46,245
U.S. Government Bonds	62,088	62,101
Commercial papers	10,583	10,581
Corporate bonds	121,282	121,234
Agency bonds	9,362	9,369

Total marketable securities	249,558	249,530

Classified based on maturity profiles
Non-current assets	115,280	115,277
Current assets	134,278	134,253

Total marketable securities	249,558	249,530

Specified by rate structure
Fixed rate	175,757	175,732
Floating rate	16,975	16,972
Zero-coupon	56,826	56,826

Total marketable securities	249,558	249,530

Specified by credit-rating
AAA- – AA-	93,229	93,240
A+ – A-	99,503	99,464
A-1+	56,826	56,826

Total marketable securities	249,558	249,530

Capital Management
The Company manages capital to ensure that all group enterprises will be able to continue as going concerns while maximizing the return to shareholders through the optimization of debt and equity balances. The overall strategy in this regard has remained unchanged since 2012.
The Company’s capital structure consists only of equity comprising issued capital, reserves and retained earnings/accumulated deficits. Although the Company is not subject to any externally imposed capital requirements, the capital structure is reviewed on an ongoing basis. Since the Company does not hold external debt, such review currently comprises a review of the adequacy of the Company’s capital compared to the resources required for carrying out ordinary activities.
Financial Risk Management Objectives
The Company regularly monitors the access to domestic and international financial markets, manages the financial risks relating to its operations, and analyze exposures to risk, including market risk, such as foreign currency risk and interest rate risk, credit risk and liquidity risk.
The Company’s financial risk exposure and risk management policies are described in following sections.
Market Risk
The Company’s activities expose the group enterprises to the financial risks of changes in foreign currency exchange rates and interest rates. Derivative financial instruments are not applied to manage exposure to such risks.
Foreign Currency Risk Management
The Company is exposed to foreign exchange risks arising from various currency exposures, primarily with respect to the U.S. Dollar, or USD, the British Pound, or GBP, and the Danish Krone, or DKK. Foreign exchange rate risks are unchanged to prior year. The proceeds from the series D financing in November 2014, the IPO in February 2015 and follow-on
offerings, the latest being in July 2020, were in USD
.
The exposure from foreign exchange risks are managed by maintaining cash positions in the currencies in which the majority of future expenses are denominated, and payments are made from those reserves.
Foreign Currency Sensitivity Analysis
There is an official target zone of
4.50% between DKK and EUR, which limits the likelihood of significant fluctuations between those two currencies in a short timeframe. At December 31, 2020
, the net carrying amount of monetary assets and liabilities was €702.1 million, where the direct exposure from USD (USD monetary assets and liabilities held by non-USD entities) was €797.9, which primarily related to the proceeds from the follow-on offering completed in July 2020 and marketable securities.
The following table details how a strengthening of the USD and the GBP would impact profit and loss and equity before tax, at the reporting date. A similar weakening of the USD and the GBP would have the opposite effect with similar amounts. A positive number indicates an increase in profit or loss and equity before tax, while a negative number indicates the opposite. The sensitivity analysis is deemed representative of the inherent foreign exchange risk associated with the operations.

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before. tax
	(EUR ‘000)
December 31, 2020
USD/EUR	797,927	10%	79,793	79,793
GBP/EUR	1,555	10%	155	155

		Hypothetical impact on consolidated financial statements
	Nominal positions	Increase in foreign exchange rate	Profit and loss before tax	Equity before tax
	(EUR ‘000)
December 31, 2019
USD/EUR	477,764	10%	47,776	47,776
GBP/EUR	(858)	10%	(86)	(86)

Interest Rate Risk Management
The Company has no interest-bearing debt to third parties. In addition, since the Company holds no derivatives or financial assets and liabilities measured at fair value, the exposure to interest rate risk primarily relates to the interest rates for cash, cash equivalents and marketable securities. Future interest income from interest-bearing bank deposits and marketable securities may fall short of expectations due to changes in interest rates.
The effects of interest rate fluctuations are not considered a material risk to the Company’s financial position. Accordingly, no interest sensitivity analysis has been presented.
Credit Risk Management
The Company has adopted an investment policy with the primary purpose of preserving capital, fulfilling liquidity needs and diversifying the risks associated with cash, cash equivalents and marketable securities. This investment policy establishes minimum ratings for institutions with which the Company holds cash, cash equivalents and marketable securities, as well as rating and concentration limits for marketable securities held.
All material counterparties are considered creditworthy. While the concentration of credit risk may be significant, the credit risk for each individual counterpart is considered to be low. The exposure to credit risk primarily relates to cash, cash equivalents, and marketable securities. The credit risk on bank deposits is limited because the counterparties, holding significant deposits, are banks with high credit-ratings (minimum
A3/A-)
assigned by international credit-rating agencies. The banks are reviewed on a regular basis and deposits may be transferred during the year to mitigate credit risk.
On
 each reporting date, the Company considers the risk of expected credit loss on bank deposits, including the hypothetical impact arising from the probability of default
,
which is considered in conjunction with the expected loss caused by default by banks with similar credit-ratings and attributes. In line with previous periods, this assessment did not reveal a material impairment loss, and accordingly no provision for expected credit loss has been recognized.
Since March 2020, in order to mitigate the concentration of credit risks on bank deposits and to preserve capital, a portion of the bank deposits have been placed into primarily U.S. government bonds, treasury bills, corporate bonds, and commercial papers. The Company’s investment policy, approved by the Board of Directors, only allows investment in marketable securities having investment grade credit-ratings, assigned by international credit-rating agencies. Accordingly, the risk from probability of default is low. The risk of expected credit loss over marketable securities has been considered, including the hypothetical impact arising from the probability of default, which is considered in conjunction with the expected loss caused by default from securities with similar credit-rating and attributes. This assessment did not reveal a material expected credit loss, and accordingly no provision for expected credit loss has been recognized.
For other financial assets, including deposits and receivables, the credit risk is considered low and no provision for expected credit loss has been recognized.

Liquidity Risk Management
Historically, the risk of insufficient funds has been addressed through proceeds from sale of the Company’s securities in private and public offerings.
Liquidity risk is managed by maintaining adequate cash reserves and banking facilities, and by matching the maturity profiles of financial assets (including marketable securities), with cash-forecasts (including payment profiles on liabilities). The risk of shortage of funds is monitored, using a liquidity planning tool, to ensure sufficient funds available to settle liabilities as they fall due.
Besides marketable securities and deposits, the Company’s financial assets are recoverable within twelve months after the reporting date. Marketable securities have a weighted average duration of
 6.0 and 17.3
months, for current (i.e., those maturing within twelve months after the reporting date) and non-current positions, respectively. The entire portfolio of marketable securities (current and non-current) has a weighted average duration of
 11.2 months.
Maturity analysis for financial liabilities recognized in the consolidated statements of financial position are specified below.

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
December 31, 2020
Lease liabilities	6,974	38,321	68,516	113,811	91,975
Trade payables and accrued expenses	21,897	—	—	21,897	21,897

Total financial liabilities	28,871	38,321	68,516	135,708	113,872

	< 1 year	1-5 years	>5 years	Total contractual cash-flows	Carrying amount
	(EUR’000)
December 31, 2019
Lease liabilities	6,020	19,405	17,606	43,031	36,619
Trade payables and accrued expenses	27,765	—	—	27,765	27,765

Total financial liabilities	33,785	19,405	17,606	70,796	64,384